Right of use assets and Lease liabilities (Details 5) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Others financial liabilities	$ 1,249,994,639	$ 1,414,575,877	$ 1,329,262,486
Acquisitions	206,962,105	52,903,303	77,147,471
Accrual of interest	41,966,252	47,064,958	47,740,604
Change in foreing currency and unit per adjustment	(32,133,731)	103,131,378	43,690,723
Additions for business combinations		119,480	26,767
Increase through new leases	14,264,137	19,328,460	12,096,062
Others	(12,759,786)	1,624,941	(1,680,784)
Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(341,136,452)	(90,580,869)	(170,124,795)
Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(41,743,763)	(48,278,260)	(52,191,830)
Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	175,565,405	149,142,316	70,288,089	$ 174,728,818
Acquisitions	206,962,105	52,903,303	68,928,016
Accrual of interest	41,966,252	47,064,958	47,740,604
Change in foreing currency and unit per adjustment	4,714,940	5,264,908	1,630,074
Additions for business combinations		119,480	26,767
Increase through new leases	3,326,170	3,626,892	3,224,024
Others	32,333,837	78,395,472	(50,047,317)
Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(221,136,452)	(60,242,526)	(123,751,067)
Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(41,743,763)	(48,278,260)	(52,191,830)
Non Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	1,074,429,234	1,265,433,561	1,258,974,397	1,197,829,450
Acquisitions			8,219,455
Accrual of interest
Change in foreing currency and unit per adjustment	(36,848,671)	97,866,470	42,060,649
Additions for business combinations
Increase through new leases	10,937,967	15,701,568	8,872,038
Others	(45,093,623)	(76,770,531)	48,366,533
Non Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(120,000,000)	(30,338,343)	(46,373,728)
Non Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities
Bank Borrowings [Member] | Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	124,816,755	41,257,611	24,494,870	134,737,116
Acquisitions	206,962,105	52,903,303	68,928,016
Accrual of interest	6,768,325	13,662,655	13,887,323
Change in foreing currency and unit per adjustment	584,439	1,304,411	2,258,552
Additions for business combinations
Increase through new leases
Others	(4,131,134)	7,969,029	(90,350,136)
Bank Borrowings [Member] | Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(120,386,088)	(43,967,653)	(86,424,860)
Bank Borrowings [Member] | Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(6,238,503)	(15,109,004)	(18,541,141)
Bank Borrowings [Member] | Non Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	39,713,245	166,647,324	174,074,170	84,839,970
Acquisitions			8,219,455
Accrual of interest
Change in foreing currency and unit per adjustment	3,866	8,762	6,775
Additions for business combinations
Increase through new leases
Others	(6,937,945)	(5,496,124)	91,007,970
Bank Borrowings [Member] | Non Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(120,000,000)	(1,939,484)	(10,000,000)
Bank Borrowings [Member] | Non Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities
Bonds Payable [Member] | Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	41,058,780	98,433,154	38,650,859	30,871,086
Acquisitions
Accrual of interest	31,972,403	31,803,416	32,044,502
Change in foreing currency and unit per adjustment	2,273,048	1,755,653	660,734
Additions for business combinations
Increase through new leases
Others	29,052,862	57,490,089	33,699,675
Bonds Payable [Member] | Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(88,356,034)		(26,621,937)
Bonds Payable [Member] | Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(32,316,653)	(31,266,863)	(32,003,201)
Bonds Payable [Member] | Non Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	992,483,210	1,059,003,920	1,050,838,488	1,081,682,928
Acquisitions
Accrual of interest
Change in foreing currency and unit per adjustment	(37,467,848)	94,054,380	39,228,963
Additions for business combinations
Increase through new leases
Others	(29,052,862)	(57,490,089)	(33,699,675)
Bonds Payable [Member] | Non Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(28,398,859)	(36,373,728)
Bonds Payable [Member] | Non Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities
Lease liabilities [member] | Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	9,689,870	9,451,551	7,142,360	9,120,616
Acquisitions
Accrual of interest	3,225,524	1,598,887	1,808,779
Change in foreing currency and unit per adjustment	1,857,453	2,204,844	(1,289,212)
Additions for business combinations		119,480	26,767
Increase through new leases	3,326,170	3,626,892	3,224,024
Others	7,412,109	12,936,354	6,603,144
Lease liabilities [member] | Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(12,394,330)	(16,274,873)	(10,704,270)
Lease liabilities [member] | Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(3,188,607)	(1,902,393)	(1,647,488)
Lease liabilities [member] | Non Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities	42,232,779	39,782,317	34,061,739	31,306,552
Acquisitions
Accrual of interest
Change in foreing currency and unit per adjustment	615,311	3,803,328	2,824,911
Additions for business combinations
Increase through new leases	10,937,967	15,701,568	8,872,038
Others	(9,102,816)	(13,784,318)	(8,941,762)
Lease liabilities [member] | Non Current Financial Liabilities [Member] | Principal Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities
Lease liabilities [member] | Non Current Financial Liabilities [Member] | Interest Payment [Member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities
Total [Member] | Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Others financial liabilities		$ 1,414,575,877	$ 1,329,262,486	$ 1,372,558,268